INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Finished products	$ 8,833	$ 8,845
Raw materials	3,948	3,319
Inventory, net	$ 12,781	$ 12,164